787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Bond Allocation Target Shares, on behalf of Series S Portfolio

(File No. 333-109980 and File No. 811-21457)

Ladies and Gentlemen:

On behalf of Series S Portfolio, a series of BlackRock Bond Allocation Target Shares (the “Fund”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information the 497 filing for the Fund. The purpose of the filing is to submit the 497 filing dated November 30, 2012 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232 or Anthony Geron at 212-728-8510.

Very truly yours,
/s/ Neesa Patel

Neesa Patel

Enclosures

cc:	Anthony Geron, Willkie Farr & Gallagher LLP

Ben Archibald, Esq., BlackRock Advisors, LLC